Other Payables to TV Stations (Tables)	12 Months Ended
Dec. 31, 2015
Other Payables to Tv Stations [Abstract]
Summary of other payables to TV Stations
	December 31, 2015	December 31, 2014
Other payable to Kunming TV Station	77,175	77,175
Other payable to China YR TV Station	1,130,598	1,203,958
	$1,207,773	$1,281,133